SHARE BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

10.	SHARE BASED COMPENSATION

On September 26, 2021, the Company’s board of directors approved the adoption of the 2021 Equity Incentive Plan (the “2021 Plan”), under which the Company is authorized to issue incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, restricted stock units, other stock awards and performance awards that may be settled in cash, stock, or other property.

The aggregate number of shares of common stock authorized for issuance under the 2021 Plan is 8,394,360 shares, which may be increased through an amendment to the 2021 Plan adopted by the board of directors. The number of shares authorized is subject to standard adjustments in the event of a stock split, stock dividend or other extraordinary dividend, or other similar change in the Company’s common stock or capital structure. Awards that expire or are cancelled generally become available for issuance again under the 2021 Plan. Awards have a maximum term of ten years from the grant date and vest over four years, but may vest over varying periods, as specified by the Company’s board of directors for each grant. In October, 2025, the Company amended the 2021 Plan as described in the below footnote 15. Subsequent Events.

A summary of stock option transactions for the nine months ended September 30, 2025 is as follows:

			Weighted
	Shares	Number of	Average
	Available	Options	Exercise
	For Grant	Outstanding	Price
Balance at December 31, 2024	1,183,618	7,210,742	$0.49
Granted	(833,588)	833,588	$2.11
Forfeited	107,323	(107,323)	$0.23
Cancelled	289,410	(289,410)	$0.41
Balance at September 30, 2025	746,763	7,647,597	$0.66

As of September 30, 2025, there were 7,647,597 options outstanding, with a weighted average exercise price of $0.66, a weighted average remaining term of 7.36 years, and an aggregate intrinsic value of $60.0 million. Of these, 4,930,433 were vested, with a weighted average exercise price of $0.43, a weighted average remaining term of 6.81 years and an aggregate intrinsic value of $39.8 million. The options vest over a period of 4 years.

The aggregate intrinsic value represents the total pre-tax value (i.e., the difference between the Company’s stock price and the exercise price) of stock options outstanding as of September 30, 2025, which, based on the active market for the Company’s common stock, was valued at $8.50 per share, which would have been received by the option holders had all their in-the-money options been exercised and sold as of that date. No options have been exercised since the 2021 Plan’s adoption.

On May 30, 2025, the Company granted 833,588 stock options with a post stock split exercise price of $2.11 and a term of 10 years. The options vest over a period of 4 years. The Company measures the fair value of all stock-based awards on the grant date and records the fair value of these awards to compensation expense over the vesting period. The fair market value of the May 30, 2025 stock-based awards was determined using the Black-Scholes option pricing model which used the following assumptions:

Stock Price	$1.42
Expected dividend yield	0%
Expected stock price volatility	189%
Risk-free interest rate	4.69%
Expected term (years)	6.08

Total stock-based compensation recognized for options was as follows (in thousands):

	Nine Months Ended
	September 30,	September 30,
	2025	2024
Cost of revenue	$42	$9
Research and development	15	10
Selling, general and administrative	471	641
Total stock-based compensation	$528	$660

As of September 30, 2025, the unrecognized stock-based compensation cost related to outstanding stock options that are expected to vest was $1,923,000 which the Company expects to recognize over an estimated weighted average period of 2.76 years.

10.	SHARE BASED COMPENSATION

On September 26, 2021, the Company’s board of directors approved the adoption of the 2021 Equity Incentive Plan (the “2021 Plan”), under which the Company is authorized to issue incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, restricted stock units, other stock awards and performance awards that may be settled in cash, stock, or other property.

The aggregate number of shares of common stock authorized for issuance under the 2021 Plan is 8,394,360 shares, which may be increased through an amendment to the 2021 Plan adopted by the board of directors. The number of shares authorized is subject to standard adjustments in the event of a stock split, stock dividend or other extraordinary dividend, or other similar change in the Company’s common stock or capital structure. Awards that expire or are cancelled generally become available for issuance again under the 2021 Plan. Awards have a maximum term of ten years from the grant date and generally vest over four years, but may vest over varying periods, as specified by the Company’s board of directors for each grant.

A summary of stock option transactions in the year ended December 31, 2024 is as follows:

	Shares Available For Grant	Number of Options Outstanding	Weighted Average Exercise Price
Balance at December 31, 2023	2,020,215	3,544,945	$0.23
Board Approved pool increase	2,829,200	-	-
Granted	(4,344,342)	4,344,342	$0.71
Forfeited	567,497	(567,497)	$0.61
Cancelled	111,048	(111,048)	$0.32
Balance at December 31, 2024	1,183,618	7,210,742	$0.49

As of December 31, 2024, there were 7,210,742 options outstanding, with a weighted average exercise price of $0.49, a weighted average remaining term of 7.81 years, and an aggregate intrinsic value of $2.3 million. Of these, 3,796,872 were vested, with a weighted average exercise price of $0.40, a weighted average remaining term of 7.35 years and an aggregate intrinsic value of $1.6 million.

The aggregate intrinsic value represents the total pre-tax value (i.e., the difference between the Company’s stock price and the exercise price) of stock options outstanding as of December 31, 2024, which, due to the absence of an active market for the Company’s common stock, is based on an Internal Revenue Code Section 409A valuation of $0.80 per share, which would have been received by the option holders had all their in-the-money options been exercised and sold as of that date. No options have been exercised since the 2021 Plan’s adoption.

During the year ended December 31, 2024, the Company granted 4,344,342 stock options with an exercise price of $0.71 and a term of 10 years. The options vest over a period of 4 years. The Company measures the fair value of all stock-based awards on the grant date and records the fair value of these awards to compensation expense over the vesting period. The fair market value of all stock-based awards as of June 28, 2024, was determined using the Black-Scholes option pricing model which used the following assumptions:

Stock Price	$0.71
Expected dividend yield	0%
Expected stock price volatility	93.87-95.22%
Risk-free interest rate	4.24%
Expected term (years)	4.86-5.75

Total stock-based compensation recognized for options was as follows (in thousands):

	Year Ended
	December 31, 2024	December 31, 2023
Cost of revenue	$12	$2
Research and development	13	11
Selling, general and administrative	861	120
Total stock-based compensation	$886	$133

As of December 31, 2024, the unrecognized stock-based compensation cost related to outstanding stock options that are expected to vest was $1,437,000 which the Company expects to recognize over an estimated weighted average period of 2.54 years.